Current Maturities of Long Term Loans	12 Months Ended
Dec. 31, 2021
Debt Disclosure [Abstract]
CURRENT MATURITIES OF LONG TERM LOANS

NOTE 9:- CURRENT MATURITIES OF LONG TERM LOANS

	Loan	Weighted interest rate as of December 31, 2021	December 31
Short term loans	currency	%	2021	2020

Current maturities	NIS	3.33%	740	815

			740	815

As of December 31, 2021, the Company and its subsidiaries had an unutilized short term credit line in the amount of $1,532, bearing an annual interest of 3.14%.